Other comprehensive income - Amounts recorded within "Total other comprehensive income (loss)" (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign currency translation adjustments, before tax:
Foreign currency translation adjustments, before tax	$ (685)	$ (521)	$ 500
Net loss on complete or substantially complete liquidations of foreign subsidiaries, before tax	5	0	0
Changes attributable to divestments, before tax	41	(9)	519
Net change during the year	(639)	(530)	1,019
Available-for-sale securities, before tax
Net unrealized gains (losses) arising during the year, before tax	(28)	(13)	31
Reclassification adjustments for net (gains) losses included in net income, before tax	2	(6)	(18)
Changes attributable to divestments	0	0	(3)
Net change during the year	(26)	(19)	10
Pension and other postretirement plans:
Prior service (costs) credits arising during the year, before tax	(2)	2	55
Net actuarial gains (losses) arising during the year, before tax	298	437	(243)
Amortization of prior service cost (credit) included in net income, before tax	(13)	(14)	(11)
Amortization of net actuarial loss included in net income, before tax	55	65	113
Net losses from pension settlements included in net income, before tax	(11)	(7)	(650)
Changes attributable to divestments, before tax	(8)	(8)	186
Net change during the year	341	489	750
Cash flow hedge derivatives, before tax
Net gains (losses) arising during the year, before tax	(10)	7	2
Reclassification adjustments for net (gains) losses included in net income, before tax	12	(13)	(2)
Net change during the year	2	(6)	0
Total other comprehensive income (loss), before tax	(322)	(66)	1,779
Foreign currency translation adjustments, tax effect
Foreign currency translation adjustments, tax effect	0	0	(2)
Net loss on complete or substantially complete liquidations of foreign subsidiaries, tax effect	0	0	0
Changes attributable to divestments, tax effect	0	0	(2)
Net change during the year, tax effect	0	0	0
Available-for-sale securities, tax effect
Net unrealized gains (losses) arising during the year, tax effect	5	3	(7)
Reclassification adjustments for net (gains) losses included in net income	0	1	4
Changes attributable to divestments	0	0	0
Unrealized gains (losses) on available-for-sale securities, tax effect	5	4	(3)
Pension and other postretirement plans, tax effect
Prior service (costs) credits arising during the year, tax effect	2	(2)	(12)
Net actuarial gains (losses) arising during the year, tax effect	(72)	(26)	43
Amortization of prior service cost included in net income, tax effect	(3)	0	0
Amortization of net actuarial loss included in net income, tax effect	(11)	4	(25)
Net losses from settlements and curtailments included in net income, tax effect	2	0	132
Changes attributable to divestments, tax effect	0	2	35
Net change during the year	(86)	(22)	(161)
Cash flow hedge derivatives, tax effect
Net gains (losses) arising during the year, tax effect	(2)	1	0
Reclassification adjustments for net (gains) losses included in net income, tax effect	0	0	2
Net change during year, tax effect	(2)	1	2
Total other comprehensive income (loss), tax effect	(83)	(17)	(164)
Foreign currency translation adjustments, net of tax
Foreign currency translation adjustments	(685)	(521)	498
Net loss on complete or substantially complete liquidation of foreign subsidiaries	5	0	0
Changes attributable to divestments	41	(9)	519
Foreign currency translation adjustments, net of tax	(639)	(530)	1,017
Available-for-sale securities, net of tax
Net unrealized gains (losses) arising during the year, net of tax	(23)	(10)	24
Reclassification adjustments for net (gains) losses included in net income	2	(5)	(14)
Changes attributable to divestments	0	0	(3)
Unrealized gains (losses) on available-for-sale securities	(21)	(15)	7
Pension and other postretirement plans, net of tax
Prior service credits arising during the year	0	0	43
Net actuarial gains (losses) arising during the year	226	411	(200)
Amortization of prior service credit included in net income	(16)	(14)	(11)
Amortization of net actuarial loss included in net income	44	69	88
Net losses from settlements and curtailments included in net income	9	7	518
Changes attributable to divestments, net of tax	(8)	(6)	151
Net change, net of tax	255	467	589
Cash flow hedge derivatives, net of tax
Net unrealized gains (losses) arising during the year	(12)	8	2
Reclassification adjustments for net (gains) losses included in net income	12	(13)	0
Unrealized gains (losses) of cash flow hedge derivatives	0	(5)	2
Total other comprehensive income (loss), net of tax	$ (405)	$ (83)	$ 1,615